Related Party Transactions and Arrangements (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Arrangements [Abstract]
Schedule of Balances with Related Parties

Summary of Balances with Related Parties as follows:

Due from related parties:	March 31, 2026	March 31, 2025
Due from a director of subsidiaries(1)	329,258	-
Total	$329,258	$-

Due to related parties:	March 31, 2026	March 31, 2025
Due to a director of subsidiaries(2)	-	2,130
Total	$-	$2,130

(1)	Advances to directors of our subsidiaries.

(2)	Borrowed from a director of subsidiaries.